Aug. 30, 2024
Calamos Laddered S&P 500 Structured Alt Protection ETF
Investment Objective
Calamos Laddered S&P 500® Structured Alt Protection ETFTM (the "Fund") seeks to provide investors with capital appreciation.
Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund ("Fund Shares"). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments):
Management Fees	0.10%
Distribution and/or Service Fees (12b-1)	0.00%
Other Expenses[1]	0.00%
Acquired Fund Fees and Expenses[2]	0.69%
Total Annual Fund Operating Expenses[3]	0.79%

1  "Other Expenses" is an estimate based on the expenses the Fund expects to incur for the current fiscal year.

2  "Acquired Fund Fees and Expenses" include certain expenses incurred in connection with the Fund's investment in various exchange-traded funds ("ETFs"). The amount shown is based on estimated amounts for the current fiscal year.

3  The "Total Annual Fund Operating Expenses" in this fee table may not correlate to the expense ratios in the Fund's financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, whether you sell or hold your Fund Shares, would be:

Year 1	Year 3
$81	$252

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. Because the Fund has not yet commenced operations, portfolio turnover information is unavailable at this time.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by providing investors with US large-cap equity market exposure while attempting to limit downside risk through a laddered portfolio of twelve Calamos S&P 500® Structured Alt Protection ETFs (the "Underlying ETFs"). The term "laddered portfolio" refers to the Fund's investment in multiple Underlying ETFs that have target outcome period expiration dates which occur on a rolling, or periodic, basis. See below for a discussion of "target outcome periods" and their meaning within the strategies of the Underlying ETFs. The rolling or "laddered" nature of the investments in the Underlying ETFs creates diversification of investment time period compared to the risk of acquiring or disposing of any one Underlying ETF at any one time. This diversification of investment time period is intended to mitigate the risk of failing to benefit from the downside protection of a single Underlying ETF due to the timing of investment in such Underlying ETF and the relative price of the reference asset or having limited or no upside potential remaining because of the cap of a single Underlying ETF. The Fund's laddered approach is intended to allow the Fund to continue to benefit from increases in the value of the SPDR® S&P 500® ETF Trust ("SPY"), while limiting downside losses. Depending on when the Fund acquires shares of an Underlying ETF, even with a laddered approach, the cap and/or downside protection of an Underlying ETF may be exhausted unless the Fund acquires shares at the beginning of a Target Outcome Period (as defined below). The Fund does not typically buy shares at the beginning of the Target Outcome Period. Unlike the Underlying ETFs, the Fund itself does not pursue a target outcome strategy. The protection is only provided by the Underlying ETFs and the Fund itself does not provide any stated downside protection against losses. The Fund will likely not receive the full benefit of the Underlying ETF downside protections and could have limited upside potential. The Fund's returns are limited by the caps of the Underlying ETFs.

In order to understand the Fund's strategy and risks, it is important to understand the strategies and risks of the Underlying ETFs. See "Additional Information on the Fund's Investment Objective and Strategies" for a discussion of the principal investment strategies of the Underlying ETFs.

Under normal market conditions, the Fund will invest substantially all of its assets in the Underlying ETFs, which seek to provide investors with returns (before fees and expenses) that match the price return of SPY, up to a predetermined upside cap, while providing downside protection (before fees and expenses) against SPY losses, over a defined one-year outcome period. The Fund intends only to acquire shares of Underlying ETFs in the secondary market and will not engage in any principal transactions with the Underlying ETFs. The Fund and each Underlying ETF are advised by Calamos Advisors LLC ("Calamos" or the "Adviser"). PDR Services, LLC ("PDR") serves as SPY's sponsor. The investment objective of SPY is to seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index. See "SPDR® S&P 500® ETF Trust" below for more information.

The Underlying ETFs invest substantially all of their assets in FLexible EXchange® Options ("FLEX Options") on SPY. FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation. Each Underlying ETF uses FLEX Options to employ a "target outcome strategy." Target outcome strategies seek to produce pre-determined investment outcomes based upon the performance of an underlying security or index (in this case, SPY). The pre-determined outcomes sought by the Underlying ETFs, which include downside protection against (before fees and expenses) SPY losses and a cap on upside potential, are based on the price return of SPY over an approximate one-year period beginning on the first business day in the month for which each Underlying ETF is named and ending on the last business day of the preceding month in the following year (the "Target Outcome Period"). Each Underlying ETF establishes a new cap annually at the beginning of each Target Outcome Period. See "Capital Protection and Cap" below under "Additional Information About Investment Strategies and Related Risks."

Each Underlying ETF's strategy has been specifically designed to produce the outcomes (before fees and expenses) based upon SPY's returns over the duration of a Target Outcome Period. At the end of each Target Outcome Period, an Underlying ETF's FLEX Options are generally allowed to expire or be sold at or near their expiration, and the proceeds are used to purchase (or roll into) a new set of FLEX Options expiring in approximately one year. This means that approximately every 30 days, one of the Underlying ETFs will undergo a "reset" of its cap and a refresh of its downside protection. At any given time after the initial ramp up period, the Fund will generally hold one Underlying ETF with FLEX Options expiring within one month, a second Underlying ETF with FLEX Options expiring within two months, a third Underlying ETF with FLEX Options expiring within three months, etc., up to and including twelve months. The rolling or "laddered" nature of the investments in the Underlying ETFs creates diversification of investment time period and market level (meaning the price of SPY at any given time) compared to the risk of acquiring or disposing of any one Underlying ETF at any one time. Because the Fund typically will not acquire shares of the Underlying ETFs on the first day of a Target Outcome Period and may dispose of shares of the Underlying ETFs before the end of the Target Outcome Period, the Fund may experience investment returns that are very different from those that the Underlying ETFs seek to provide. If an Underlying ETF has experienced certain levels of either gains or losses since the beginning of its current Target Outcome Period, there may be little to no ability for the Fund to achieve gains or benefit from the downside protection for the remainder of the Target Outcome Period.

When an investor purchases shares of a single Underlying ETF, his or her potential outcomes are limited by the Underlying ETF's stated cap and downside protection over a defined time period (depending on when the shares were purchased). Alternatively, the Fund's laddered approach provides a diversified exposure to all of the Underlying ETFs in a single investment. By owning a laddered portfolio of Underlying ETFs, the Fund has the ability to continue to benefit from increases in the value of SPY and to provide a level of downside protection as one of the Underlying ETFs will reset its cap and refresh its downside protection every month based on the price of SPY at the time of the reset. In other words, the continual and periodic "refreshing" of the Underlying ETF caps and downside protection at current SPY prices is intended to allow the Fund to continue to benefit from increases in the value of SPY, while limiting downside losses. This approach reduces the risk inherent in the Underlying ETFs of having the upside potential for an entire Target Outcome Period capped out in cases of rapid appreciation of SPY. It also reduces the risk of failing to benefit from an individual Underlying ETF downside protection in cases where SPY has depreciated. Approximately every 30 days, one of the Underlying ETFs will undergo a reset of its cap and a refresh of its downside protection, meaning that investors will have the ability to benefit from any appreciation in SPY for future periods up to the respective caps of the Underlying ETFs and will have the benefit of the downside protection for future periods. A laddered portfolio can diversify timing risk, similar to how laddered bond portfolios seek to manage timing risks for fixed-income investors.

The Fund intends only to acquire shares of Underlying ETFs in the secondary market and will not engage in any principal transactions with the Underlying ETFs. The Fund intends to generally rebalance its portfolio to equal weight (i.e., 8.33% per Underlying ETF) semi-annually. During the Ramp-Up Period the Fund will rebalance monthly to add newly-launched Underlying ETFs. The Fund also will acquire and dispose of Underlying ETFs in connection with the creation and redemption of Creation Units between semi-annual rebalances. In between such rebalances, market movements in the prices of the Underlying ETFs may result in the Fund having temporary larger exposures to certain Underlying ETFs compared to others. Under such circumstances, the Fund's returns would be more greatly influenced by the returns of the Underlying ETFs with the larger exposures. If an over-weighted Underlying ETF underperforms the other Underlying ETFs, the Fund will experience returns that are inferior to those that would have been achieved if the Underlying ETFs were equally weighted. See Significant Exposure Risk below.

The current list of Underlying ETFs in the Fund's portfolio can be found at https://www.calamos.com/capabilities/structured-protection-etfs/. The Fund's website will provide, on a daily basis, the proportion of the Fund's assets invested in each Underlying ETF at any given time. Each Underlying ETF's website provides important information (including Target Outcome Period start and end dates and the cap (both gross and net of fees) and downside protection both at the start of the Underlying ETF's Target Outcome Period and on any particular day relative to the end of the Target Outcome Period).

Although this website information may be useful in understanding the investment strategies of the Underlying ETFs, it is limited in providing an investor of the Fund with all of the risks and potential outcomes associated with an investment in the Underlying ETFs. For example, it does not provide a direct example of your potential investment return in the Fund because of the Fund's laddered exposure to the Underlying ETFs in which each one of the Underlying ETFs will reset its cap and refresh its downside protection annually based on prevailing market conditions.

The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's investment strategy may include active and frequent trading. The Fund may not invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries except to the extent that the underlying referenced index of the Underlying ETFs invests more than 25% of its assets in an industry or group of industries. This restriction does not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or securities of other investment companies. As of August 15, 2024, SPY had significant investments in information technology companies.

Ramp-Up Period

At the current time, four of the Underlying ETFs are available for investing. For the following months — the Fund will rebalance until June 2025 when the Fund is expected to have equal weights of 8.33% of each Underlying Fund. During the Ramp-Up

Period the Fund will be over weighted in certain Underlying Funds which could cause the Fund to experience returns that are inferior to those that would have been achieved if the Underlying ETFs were equally weighted. During this time, the Fund's ability to take advantage of the "laddered" nature of the investments in the Underlying ETFs will be limited.

Fund Performance

The Fund had not commenced operations as of the date of this prospectus. Once available, the Fund's performance information, and information that gives some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance, will be available on the Fund's website at: www.calamos.com. Past performance (before and after taxes) is not an indication of future performance.